DEPOSITS - Maturities of time deposits of $100 or more (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Banking and Thrift [Abstract]
Under 3 months	$ 28,504	$ 31,221
3 to 12 months	64,639	52,729
Over 12 months	27,018	24,972
Total	$ 120,161	$ 108,922